Financial instruments - Carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 2,370,617	$ 2,087,972
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	1,786,025	1,472,117
Fair value	$ 1,831,292	$ 1,442,046